STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Milestones

		Completion	Number of
	Milestones	Date	Escrow Shares

I.
(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the Closing Date	3,000,000 shares only if and when ALL four (4) milestones reached(*)
(4)	Take over management of three existing nurseries

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

* On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.